Shareholder Report, Average Annual Return (Details)		2 Months Ended	12 Months Ended	15 Months Ended	27 Months Ended	53 Months Ended	56 Months Ended	60 Months Ended	61 Months Ended	64 Months Ended	73 Months Ended	80 Months Ended		91 Months Ended	92 Months Ended	105 Months Ended	111 Months Ended	115 Months Ended
		Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025
C000170217
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Global X Millennial Consumer ETF
C000170216
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Global X Aging Population ETF
C000171851
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Global X FinTech ETF
C000171852
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Global X Internet of Things ETF
C000171853
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Global X Robotics & Artificial Intelligence ETF
C000178804
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Global X U.S. Infrastructure Development ETF
C000198888
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Global X Autonomous & Electric Vehicles ETF
C000198548
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Global X Artificial Intelligence & Technology ETF
C000203266
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Global X Genomics & Biotechnology ETF
C000210838
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Global X Cloud Computing ETF
C000214985
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Global X Cybersecurity ETF
C000214548
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Global X Dorsey Wright Thematic ETF
C000214539
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Global X Video Games & Esports ETF
C000220776
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Global X HealthTech ETF
C000222117
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Global X CleanTech ETF
C000222332
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Global X Data Center & Digital Infrastructure ETF
C000226290
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Global X Clean Water ETF
C000228454
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Global X AgTech & Food Innovation ETF
C000228456
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Global X Blockchain ETF
C000228457
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Global X Hydrogen ETF
C000243865
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Global X Defense Tech ETF
C000249893
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Global X Infrastructure Development ex-U.S. ETF
C000263974
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Global X AI Semiconductor & Quantum ETF
Without Sales Load [Member] | C000170217
Average Annual Return [Line Items]
Average Annual Return, Percent			(0.35%)					6.04%										13.01%
Without Sales Load [Member] | C000170216
Average Annual Return [Line Items]
Average Annual Return, Percent			16.09%					7.26%											10.46%
Without Sales Load [Member] | C000171851
Average Annual Return [Line Items]
Average Annual Return, Percent			(9.18%)					(5.20%)									8.80%
Without Sales Load [Member] | C000171852
Average Annual Return [Line Items]
Average Annual Return, Percent			2.32%					4.82%									11.00%
Without Sales Load [Member] | C000171853
Average Annual Return [Line Items]
Average Annual Return, Percent			6.12%					2.27%									10.25%
Without Sales Load [Member] | C000178804
Average Annual Return [Line Items]
Average Annual Return, Percent			6.76%					19.86%								15.07%
Without Sales Load [Member] | C000198888
Average Annual Return [Line Items]
Average Annual Return, Percent			27.19%					7.54%							10.74%
Without Sales Load [Member] | C000198548
Average Annual Return [Line Items]
Average Annual Return, Percent			29.42%					14.45%						17.72%
Without Sales Load [Member] | C000203266
Average Annual Return [Line Items]
Average Annual Return, Percent			7.26%					(11.15%)					(4.01%)
Without Sales Load [Member] | C000210838
Average Annual Return [Line Items]
Average Annual Return, Percent			(7.83%)					(2.21%)				6.67%
Without Sales Load [Member] | C000214985
Average Annual Return [Line Items]
Average Annual Return, Percent			(5.95%)					7.20%			13.15%
Without Sales Load [Member] | C000214548
Average Annual Return [Line Items]
Average Annual Return, Percent			0.61%					(8.55%)			1.28%
Without Sales Load [Member] | C000214539
Average Annual Return [Line Items]
Average Annual Return, Percent			30.85%					2.74%			13.67%
Without Sales Load [Member] | C000220776
Average Annual Return [Line Items]
Average Annual Return, Percent			1.13%					(10.48%)		(6.59%)
Without Sales Load [Member] | C000222117
Average Annual Return [Line Items]
Average Annual Return, Percent			52.34%					(9.65%)	(5.24%)
Without Sales Load [Member] | C000222332
Average Annual Return [Line Items]
Average Annual Return, Percent			20.56%					8.52%	8.31%
Without Sales Load [Member] | C000226290
Average Annual Return [Line Items]
Average Annual Return, Percent			6.48%				7.00%
Without Sales Load [Member] | C000228454
Average Annual Return [Line Items]
Average Annual Return, Percent			0.73%			(17.40%)
Without Sales Load [Member] | C000228456
Average Annual Return [Line Items]
Average Annual Return, Percent			21.99%			(1.49%)
Without Sales Load [Member] | C000228457
Average Annual Return [Line Items]
Average Annual Return, Percent			47.21%			(23.95%)
Without Sales Load [Member] | C000243865
Average Annual Return [Line Items]
Average Annual Return, Percent			60.10%		52.22%
Without Sales Load [Member] | C000249893
Average Annual Return [Line Items]
Average Annual Return, Percent			21.69%	13.67%
Without Sales Load [Member] | C000263974
Average Annual Return [Line Items]
Average Annual Return, Percent		8.48%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]		S&P 500 Index (USD) (TR)
Average Annual Return, Percent			15.00%					15.28%										15.38%
MSCI ACWI Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[2],[3]		MSCI ACWI Index (USD) (NR)
Average Annual Return, Percent			18.21%					11.97%											12.19%
MSCI ACWI Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[4],[5]		MSCI ACWI Index (USD) (NR)
Average Annual Return, Percent			18.21%					11.97%									11.97%
MSCI ACWI Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[6],[7]		MSCI ACWI Index (USD) (NR)
Average Annual Return, Percent			18.21%					11.97%									11.97%
MSCI ACWI Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[8],[9]		MSCI ACWI Index (USD) (NR)
Average Annual Return, Percent			18.21%					11.97%									11.97%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[10]		S&P 500 Index (USD) (TR)
Average Annual Return, Percent			15.00%					15.28%								14.78%
MSCI ACWI Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[11],[12]		MSCI ACWI Index (USD) (NR)
Average Annual Return, Percent			18.21%					11.97%							11.15%
MSCI ACWI Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[13],[14]		MSCI ACWI Index (USD) (NR)
Average Annual Return, Percent			18.21%					11.97%						10.98%
MSCI ACWI Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[15],[16]		MSCI ACWI Index (USD) (NR)
Average Annual Return, Percent			18.21%					11.97%					12.27%
MSCI ACWI Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[17],[18]		MSCI ACWI Index (USD) (NR)
Average Annual Return, Percent			18.21%					11.97%				12.23%
MSCI ACWI Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[19],[20]		MSCI ACWI Index (USD) (NR)
Average Annual Return, Percent			18.21%					11.97%			12.79%
MSCI ACWI Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[21],[22]		MSCI ACWI Index (USD) (NR)
Average Annual Return, Percent			18.21%					11.97%			12.79%
MSCI ACWI Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[23],[24]		MSCI ACWI Index (USD) (NR)
Average Annual Return, Percent			18.21%					11.97%			12.79%
MSCI ACWI Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[25],[26]		MSCI ACWI Index (USD) (NR)
Average Annual Return, Percent			18.21%					11.97%		13.52%
MSCI ACWI Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[27],[28]		MSCI ACWI Index (USD) (NR)
Average Annual Return, Percent			18.21%					11.97%	13.50%
MSCI ACWI Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[29],[30]		MSCI ACWI Index (USD) (NR)
Average Annual Return, Percent			18.21%					11.97%	13.50%
MSCI ACWI Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[31],[32]		MSCI ACWI Index (USD) (NR)
Average Annual Return, Percent			18.21%				10.09%
MSCI ACWI Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[33],[34]		MSCI ACWI Index (USD) (NR)
Average Annual Return, Percent			18.21%			9.38%
MSCI ACWI Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[35],[36]		MSCI ACWI Index (USD) (NR)
Average Annual Return, Percent			18.21%			9.38%
MSCI ACWI Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[37],[38]		MSCI ACWI Index (USD) (NR)
Average Annual Return, Percent			18.21%			9.38%
MSCI ACWI Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[39],[40]		MSCI ACWI Index (USD) (NR)
Average Annual Return, Percent			18.21%		20.79%
MSCI ACWI Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[41],[42]		MSCI ACWI Index (USD) (NR)
Average Annual Return, Percent			18.21%	17.93%
MSCI ACWI Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[43],[44]		MSCI ACWI Index (USD) (NR)
Average Annual Return, Percent		2.23%
Indxx Millennials Thematic Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[45]		Indxx Millennials Thematic Index (USD) (NR)
Average Annual Return, Percent			0.11%					6.54%										13.54%
Indxx Aging Population Thematic Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[3]		Indxx Aging Population Thematic Index (USD) (NR)
Average Annual Return, Percent			16.58%					7.57%											10.78%
Indxx Global FinTech Thematic Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[5]		Indxx Global FinTech Thematic Index (USD) (NR)
Average Annual Return, Percent			(8.70%)					(4.78%)									9.38%
Indxx Global Internet of Things Thematic Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[7]		Indxx Global Internet of Things Thematic Index (USD) (NR)
Average Annual Return, Percent			2.94%					5.31%									11.45%
Indxx Global Robotics & Artificial Intelligence Thematic Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[9]		Indxx Global Robotics & Artificial Intelligence Thematic Index (USD) (NR)
Average Annual Return, Percent			6.38%					2.75%									10.66%
Indxx US Infrastructure Development Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[10]		Indxx US Infrastructure Development Index (USD) (TR)
Average Annual Return, Percent			7.27%					20.56%								15.69%
Solactive Autonomous & Electric Vehicles Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[12]		Solactive Autonomous & Electric Vehicles Index (USD) (NR)
Average Annual Return, Percent			27.51%					7.77%							10.92%
Indxx Artificial Intelligence & Big Data Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[14]		Indxx Artificial Intelligence & Big Data Index (USD) (NR)
Average Annual Return, Percent			30.22%					15.10%						18.29%
Solactive Genomics Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[16]		Solactive Genomics Index (USD) (NR)
Average Annual Return, Percent			7.65%					(10.73%)					(3.53%)
Indxx Global Cloud Computing Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[18]		Indxx Global Cloud Computing Index (USD) (NR)
Average Annual Return, Percent			(7.25%)					(1.57%)				7.34%
Indxx Cybersecurity Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[20],[46]		Indxx Cybersecurity Index (USD) (NR)
Average Annual Return, Percent			(5.55%)					7.67%			13.50%
NASDAQ Dorsey Wright Thematic Rotation™ Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[47],[48]		NASDAQ Dorsey Wright Thematic Rotation™ Index (USD) (TR)
Average Annual Return, Percent			0.33%					(8.82%)			1.02%
Solactive Thematic Growth Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[48]		Solactive Thematic Growth Index (USD) (TR)
Average Annual Return, Percent			24.82%					(4.75%)			4.70%
Solactive Video Games & Esports Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[24]		Solactive Video Games & Esports Index (USD) (NR)
Average Annual Return, Percent			31.28%					3.19%			14.18%
Global X HealthTech Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[26],[49]		Global X HealthTech Index (USD) (NR)
Average Annual Return, Percent			1.69%					(10.04%)		(6.13%)
Solactive Telemedicine & Digital Health Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[26]		Solactive Telemedicine & Digital Health Index (USD) (NR)
Average Annual Return, Percent			11.83%					(8.32%)		(4.44%)
Indxx Global CleanTech Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[28]		Indxx Global CleanTech Index (USD) (NR)
Average Annual Return, Percent			52.61%					(9.90%)	(5.50%)
Solactive Data Center REITs & Digital Infrastructure Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[30]		Solactive Data Center REITs & Digital Infrastructure Index (USD) (NR)
Average Annual Return, Percent			21.07%					8.74%	8.54%
Solactive Global Clean Water Industry Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[32]		Solactive Global Clean Water Industry Index (USD) (NR)
Average Annual Return, Percent			7.05%				7.43%
Solactive AgTech & Food Innovation Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[34]		Solactive AgTech & Food Innovation Index (USD) (NR)
Average Annual Return, Percent			0.82%			(17.14%)
Solactive Blockchain Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[36]		Solactive Blockchain Index (USD) (NR)
Average Annual Return, Percent			21.96%			(2.37%)
Solactive Global Hydrogen Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[38]		Solactive Global Hydrogen Index (USD) (NR)
Average Annual Return, Percent			42.62%			(24.17%)
Global X Defense Tech Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[40]		Global X Defense Tech Index (USD) (NR)
Average Annual Return, Percent			61.03%		53.06%
Global X Infrastructure Development ex-U.S. Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[42]		Global X Infrastructure Development ex-U.S. Index (USD) (NR)
Average Annual Return, Percent			22.55%	14.46%
Global X AI Semiconductor & Quantum Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[44]		Global X AI Semiconductor & Quantum Index (USD) (NR)
Average Annual Return, Percent		8.60%

[1]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[2]	ACWI – All Country World Index
[3]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[4]	ACWI – All Country World Index
[5]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[6]	ACWI – All Country World Index
[7]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[8]	ACWI – All Country World Index
[9]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[10]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[11]	ACWI – All Country World Index
[12]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[13]	ACWI – All Country World Index
[14]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[15]	ACWI – All Country World Index
[16]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[17]	ACWI – All Country World Index
[18]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[19]	ACWI – All Country World Index
[20]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[21]	ACWI – All Country World Index
[22]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[23]	ACWI – All Country World Index
[24]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[25]	ACWI – All Country World Index
[26]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[27]	ACWI – All Country World Index
[28]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[29]	ACWI – All Country World Index
[30]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[31]	ACWI – All Country World Index
[32]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[33]	ACWI – All Country World Index
[34]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[35]	ACWI – All Country World Index
[36]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[37]	ACWI – All Country World Index
[38]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[39]	ACWI – All Country World Index
[40]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[41]	ACWI – All Country World Index
[42]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[43]	ACWI – All Country World Index
[44]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[45]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[46]	Historic index performance reflects a recalculation of the index by the index provider as of January 28, 2025.
[47]	Effective April 1, 2025, the Fund changed its Underlying Index from the Solactive Thematic Growth Index to the Nasdaq Dorsey Wright Thematic Rotation™ Index. Performance reflects the performance of the Solactive Thematic Growth Index through March 31, 2025, and the Nasdaq Dorsey Wright Thematic Rotation™ Index thereafter.
[48]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[49]	Effective April 1, 2025, the Fund changed its Underlying Index from the Solactive Telemedicine & Digital Health Index to the Global X HealthTech Index. Performance reflects the performance of the Solactive Telemedicine & Digital Health Index through March 31, 2025, and the Global X HealthTech Index thereafter.